                       Supplement Dated May 19, 1998, to
                     The Prospectus dated May 1, 1998, for
                       FIRSTLINE VARIABLE UNIVERSAL LIFE
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                   Security Life of Denver Insurance Company
                                    and its
                       Security Life Separate Account L1


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The following information replaces the similar text for the AIM Variable Insurance Funds, Inc., found in the Portfolio Annual Expenses section of the Prospectus on page 38:


                                     Investment      Other     Total Portfolio
          Portfolio               Management Fees  Expenses       Expenses
          ---------               ---------------  --------       --------

AIM VARIABLE INSURANCE
 FUNDS, INC.

AIM VI - Capital Appreciation           0.63%        0.05%          0.68%

AIM VI - Government Securities          0.50%        0.37%          0.87%


The "Illustrations of Death Benefits, Account Values, Surrender Values, and Accumulated Premiums" section on pages 49-56 is hereby deleted and replaced in its entirety as follows:


               ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES,
                  SURRENDER VALUES, AND ACCUMULATED PREMIUMS


The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Cash Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest. The Policies illustrated include the following:

                  Smoker       Death Benefit     Definition of Life     Stated Death                 Target Death
Sex      Age      Status          Option           Insurance Test         Benefit        Premium        Benefit
---      ---      ------          ------           --------------         -------        -------        -------
Male     45      Nonsmoker           1                  CVAT              200,000         $3,750        200,000
Male     45      Nonsmoker           1                  CVAT              100,000         $3,750        200,000
Male     45      Nonsmoker           1                   GP               200,000         $3,750        200,000

The tables show how death benefits, Account Values and Cash Surrender Values of a hypothetical Policy could vary over an extended period of time if the Divisions of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Account Values and Cash Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if female or unisex rates were used.

The third column of each table shows what would happen if an amount equal to the premiums were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

The amounts shown for death benefits, Account Values and Cash Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Divisions of the Variable Account. This results from the charges levied against the Divisions of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Account Value and the Cash Surrender Value in the first 14 years is the Surrender Charge.

The tables illustrate cost of insurance and expense charges at both our current rates (which are described under Monthly Deductions from the Account Value, page
33) and at the maximum rates we guarantee in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Variable Account Divisions. This charge includes the charge against the Variable Account for mortality and expense risks and the effect on each Division's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.75% annually on a guaranteed basis; illustrations showing current rates reflect a guaranteed persistency refund equivalent to 0.5% of the Account Value annually beginning after the 10th Policy anniversary.

The tables also reflect a daily investment advisory fee equivalent to an annual rate of .6635% of the aggregate average daily net assets of the Portfolios.
This hypothetical rate is a simple average of the maximum investment advisory fee applicable to the Divisions of the Variable Account. Other expenses of the Portfolios are assumed at the rate of .1274% of the average daily net assets of the Portfolio, which is an average of all the Portfolios' other expenses, including interest expenses. This amounts to .7909% of the average daily net assets of an investment division including the investment advisory fee. Actual fees vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each investment Division for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of (1.53)%, on 6% it would be 4.42%, and on 12% it would be 10.38%.

The tables assume the deduction of charges including administrative and sales charges. The tables reflect the fact that we do not currently make any charge against the Variable Account for state or Federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce death benefits, Account Values, and Cash Surrender Values shown.

We will furnish, upon request, a comparable illustration based on the Age and sex of the proposed Insured, standard Premium Class assumptions and an initial Stated Death Benefit, death benefit option and Scheduled Premiums chosen and consistent with the Policy form. If the Owner purchases a Policy, we will deliver an individualized illustration reflecting the Scheduled Premium chosen and the Insured's actual risk class. After issuance we will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

PROSPECT:  INSURED'S NAME

MALE 45 NON-SMOKER                                                 PRESENTED BY:


                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $200000                      DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST


                                 SUMMARY PAGE


                          ASSUMING GUARANTEED CHARGES
                 Assuming Hypothetical Gross Investment Return of:

                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
  1       3750         3937            2630      1142     200000      2996      1508     200000      2812      1325    200000
  2       3750         8072            5175      3500     200000      6258      4583     200000      5705      4030    200000
  3       3750        12413            7636      5774     200000      9813      7951     200000      8680      6817    200000
  4       3750        16971           10129      8079     200000     13818     11768     200000     11862      9812    200000
  5       3750        21757           12529     10329     200000     18190     15990     200000     15132     12932    200000
  6       3750        26783           14836     12636     200000     22969     20769     200000     18493     16293    200000
  7       3750        32059           17038     14838     200000     28188     25988     200000     21940     19740    200000
  8       3750        37600           19127     17202     200000     33890     31965     200000     25467     23542    200000
  9       3750        43417           21094     19444     200000     40123     38473     200000     29071     27421    200000
  10      3750        49525           22928     21553     200000     46938     45563     200000     32745     31370    200000
  15      3750        84966           30489     30489     200000     94644     94644     200000     53335     53335    200000
  20      3750       130197           32959     32959     200000    171276    171276     305042     76166     76166    200000
  25      3750       187925           26482     26482     200000    286808    286808     452870    100823    100823    200000
  30      3750       261603            2624      2624     200000    456347    456347     648925    127742    127742    200000

AGE 65    3750       140644           32533     32533     200000    190822    190822     331267     80943     80943    200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.


________________________________________________________________________________
FirstLine                             51

PROSPECT:  INSURED'S NAME:

MALE 45 NON-SMOKER                                      PRESENTED BY:


                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE




STATED DEATH BENEFIT:  $200000                      DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST


                                 SUMMARY PAGE


                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
   1      3750           3937           2839     1351     200000       3218     1730     200000       3028     1541    200000
   2      3750           8072           5486     3811     200000       6614     4939     200000       6039     4364    200000
   3      3750          12413           7943     6081     200000      10208     8346     200000       9029     7167    200000
   4      3750          16971          10433     8383     200000      14256    12206     200000      12228    10178    200000
   5      3750          21757          12830    10630     200000      18676    16476     200000      15516    13316    200000
   6      3750          26783          15133    12933     200000      23507    21307     200000      18896    16696    200000
   7      3750          32059          17363    15163     200000      28817    26617     200000      22394    20194    200000
   8      3750          37600          19530    17605     200000      34669    32744     200000      26026    24101    200000
   9      3750          43417          21661    20011     200000      41148    39498     200000      29823    28173    200000
   10     3750          49525          23732    22357     200000      48304    46929     200000      33774    32399    200000
   15     3750          84966          34319    34319     200000      99932    99932     203661      57803    57803    200000
   20     3750         130197          41946    41946     200000     184323   184323     328279      86936    86936    200000
   25     3750         187925          44376    44376     200000     316940   316940     500448     122220   122220    200000
   30     3750         261603          37114    37114     200000     520578   520578     740262     164547   164547    233986

AGE 65    3750         140644          42924    42924     200000     206334   206334     358196      93424    93424    200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.




________________________________________________________________________________
FirstLine                             52

PROSPECT:  INSURED'S NAME

MALE 45 NON-SMOKER                                   PRESENTED BY:


                                 SECURITY LIFE
                   FIRSTLINE VARIABLE UNIVERSAL LIFE



STATED DEATH BENEFIT:  $100000                      DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $100000             ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST


                                 SUMMARY PAGE


                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
  1        3750          3937           2629     1792     200000       2995      2158    200000       2812     1975    200000
  2        3750          8072           5175     4150     200000       6257      5232    200000       5705     4680    200000
  3        3750         12413           7635     6535     200000       9812      8712    200000       8679     7579    200000
  4        3750         16971          10128     9028     200000      13817     12717    200000      11860    10760    200000
  5        3750         21757          12528    11428     200000      18189     17089    200000      15130    14030    200000
  6        3750         26783          14834    13734     200000      22967     21867    200000      18491    17391    200000
  7        3750         32059          17037    15937     200000      28186     27086    200000      21938    20838    200000
  8        3750         37600          19125    18163     200000      33887     32925    200000      25465    24502    200000
  9        3750         43417          21093    20268     200000      40120     39295    200000      29069    28244    200000
  10       3750         49525          22928    22240     200000      46936     46249    200000      32744    32057    200000
  15       3750         84966          30499    30499     200000      94646     94646    200000      53344    53344    200000
  20       3750        130197          33007    33007     200000     171278    171278    305047      76212    76212    200000
  25       3750        187925          26669    26669     200000     286813    286813    452877     100965   100965    200000
  30       3750        261603           3274     3274     200000     456353    456353    648935     128100   128100    200000

AGE 65     3750        140644          32597    32597     200000     190825    190825    331272      81002    81002    200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



________________________________________________________________________________
FirstLine                             53

PROSPECT:  INSURED'S NAME

MALE 45 NON-SMOKER                              PRESENTED BY:


                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $100000                      DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $100000             ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST


                                 SUMMARY PAGE


                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
   1       3750          3937           3007     2169     200000       3397     2559     200000       3202     2364     200000
   2       3750          8072           5869     4844     200000       7044     6019     200000       6445     5420     200000
   3       3750         12413           8593     7493     200000      10973     9873     200000       9735     8635     200000
   4       3750         16971          11355    10255     200000      15400    14300     200000      13256    12156     200000
   5       3750         21757          14035    12935     200000      20257    19157     200000      16898    15798     200000
   6       3750         26783          16637    15537     200000      25592    24492     200000      20667    19567     200000
   7       3750         32059          19170    18070     200000      31469    30369     200000      24582    23482     200000
   8       3750         37600          21644    20681     200000      37957    36995     200000      28657    27695     200000
   9       3750         43417          24064    23239     200000      45113    44288     200000      32908    32083     200000
   10      3750         49525          26414    25727     200000      52965    52278     200000      37325    36637     200000
   15      3750         84966          37695    37695     200000     108449   108449     221020      63322    63322     200000
   20      3750        130197          45387    45387     200000     198058   198058     352741      94347    94347     200000
   25      3750        187925          47897    47897     200000     338843   338843     535034     132343   132343     208970
   30      3750        261603          40930    40930     200000     554980   554980     789182     176669   176669     251224

AGE 65     3750        140644          46370    46370     200000     221427   221427     384398     101303   101303     200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.




________________________________________________________________________________
FirstLine                             54

PROSPECT:  INSURED'S NAME

MALE 45 NON-SMOKER                                       PRESENTED BY:


                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $200000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $3750.00
                                                       GUIDELINE PREMIUM TEST

                                 SUMMARY PAGE


                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
  1        3750           3937          2630     1142     200000       2996     1508     200000       2812     1325    200000
  2        3750           8072          5175     3500     200000       6258     4583     200000       5705     4030    200000
  3        3750          12413          7636     5774     200000       9813     7951     200000       8680     6817    200000
  4        3750          16971         10129     8079     200000      13818    11768     200000      11862     9812    200000
  5        3750          21757         12529    10329     200000      18190    15990     200000      15132    12932    200000
  6        3750          26783         14836    12636     200000      22969    20769     200000      18493    16293    200000
  7        3750          32059         17038    14838     200000      28188    25988     200000      21940    19740    200000
  8        3750          37600         19127    17202     200000      33890    31965     200000      25467    23542    200000
  9        3750          43417         21094    19444     200000      40123    38473     200000      29071    27421    200000
  10       3750          49525         22928    21553     200000      46938    45563     200000      32745    31370    200000
  15       3750          84966         30489    30489     200000      94644    94644     200000      53335    53335    200000
  20       3750         130197         32959    32959     200000     175936   175936     214642      76166    76166    200000
  25       3750         187925         26482    26482     200000     312253   312253     362214     100823   100823    200000
  30       3750         261603          2624     2624     200000     536218   536218     573753     127742   127742    200000

AGE 65     3750         140644         32533    32533     200000     198162   198162     237795      80943    80943    200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.




________________________________________________________________________________
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

PROSPECT:  INSURED'S NAME:

MALE 45 NON-SMOKER                                      PRESENTED BY:


                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $200000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $3750.00
                                                       GUIDELINE PREMIUM TEST

                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
  1        3750          3937           2839     1351     200000       3218     1730     200000       3028     1541    200000
  2        3750          8072           5486     3811     200000       6614     4939     200000       6039     4364    200000
  3        3750         12413           7943     6081     200000      10208     8346     200000       9029     7167    200000
  4        3750         16971          10433     8383     200000      14256    12206     200000      12228    10178    200000
  5        3750         21757          12830    10630     200000      18676    16476     200000      15516    13316    200000
  6        3750         26783          15133    12933     200000      23507    21307     200000      18896    16696    200000
  7        3750         32059          17363    15163     200000      28817    26617     200000      22394    20194    200000
  8        3750         37600          19530    17605     200000      34669    32744     200000      26026    24101    200000
  9        3750         43417          21661    20011     200000      41148    39498     200000      29823    28173    200000
  10       3750         49525          23732    22357     200000      48304    46929     200000      33774    32399    200000
  15       3750         84966          34319    34319     200000      99933    99933     200000      57803    57803    200000
  20       3750        130197          41946    41946     200000     187946   187946     229294      86936    86936    200000
  25       3750        187925          44376    44376     200000     334875   334875     388455     122220   122220    200000
  30       3750        261603          37114    37114     200000     577934   577934     618390     167034   167034    200000

AGE 65     3750        140644          42924    42924     200000     211778   211778     254134      93424    93424    200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



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